Inventories	6 Months Ended
Jun. 30, 2011
Inventories
Inventories

Note 2. Inventories

Inventories are stated at the lower of cost or market value. Cost is determined in a manner that approximates the first-in, first out (FIFO) method. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. Any write-down of inventory to the lower of cost or market at the close of a fiscal period creates a new cost basis that subsequently would not be marked up based on changes in underlying facts and circumstances.

Inventories consisted of the following:

	June 30, 2011	December 31, 2010
Raw materials and components	$923,183	$348,683
Work in process	184,715	74,385
Finished goods	392,705	203,390

	$1,500,603	$626,458